Interest income/(expense), net	12 Months Ended
Dec. 31, 2020
Interest income/(expense), net
Interest income, net

13.  Interest income/(expense), net

Interest income/(expense), net consist of the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Interest income	73,729	42,013	19,445	2,980
Interest expense	(5,597)	—	—	—
Bank charges	(1,341)	(3,491)	(493)	(76)
Exchange gains/(loss)	—	1,094	(19,041)	(2,918)
Interest income/(expense), net	66,791	39,616	(89)	(14)